NEW ACCOUNTING PRONOUNCEMENTS - Impact on Financial Services of Revenue Recognition Standard on Cash Flows (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	$ 1,196	$ 1,199	[1]
Net cash used in investing activities	(995)	(1,310)	[1]
Net cash used in financing activities	(1,318)	(1,267)	[1]
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(262)	305	[1]
Increase (decrease) in cash and cash equivalents and restricted cash	(1,379)	(1,073)	[1]
Cash and cash equivalents and restricted cash, beginning of year	6,200	5,854	[1]
Cash and cash equivalents and restricted cash, end of period	4,821	4,781	[1]
Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities	1,377	865
Net cash used in investing activities	(940)	(216)
Net cash used in financing activities	(409)	(682)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(55)	40
Increase (decrease) in cash and cash equivalents and restricted cash	(27)	7
Cash and cash equivalents and restricted cash, beginning of year	1,299	1,205
Cash and cash equivalents and restricted cash, end of period	$ 1,272	1,212
As Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		605
Net cash used in investing activities		(540)
Net cash used in financing activities		(1,267)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		285
Increase (decrease) in cash and cash equivalents and restricted cash		(917)
Cash and cash equivalents and restricted cash, beginning of year		5,017
Cash and cash equivalents and restricted cash, end of period		4,100
As Previously Reported | Financial services
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		507
Net cash used in investing activities		318
Net cash used in financing activities		(682)
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		20
Increase (decrease) in cash and cash equivalents and restricted cash		163
Cash and cash equivalents and restricted cash, beginning of year		368
Cash and cash equivalents and restricted cash, end of period		531
Adjustment Due to ASC | Financial services | Adjustment Due to Adoption of New Accounting Pronouncements
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash provided by operating activities		358
Net cash used in investing activities		(534)
Net cash used in financing activities		0
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash		20
Increase (decrease) in cash and cash equivalents and restricted cash		(156)
Cash and cash equivalents and restricted cash, beginning of year		837
Cash and cash equivalents and restricted cash, end of period		$ 681

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).